Share-Based Payments - Summary of Company's Share Options (Detail)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Granted	14,282,000
Two Thousand and Sixteen Plan [Member]
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning	135,979,705	155,059,183
Number of Options, Granted	42,127,240	2,250,000
Number of Options, Exercised	(661,875)	(6,973,958)
Number of Options, Forfeited	(143,750)	(15,568,541)
Number of Options, Ending	177,301,320	134,766,684
Number of Options, Excercisable	92,731,191	58,381,043
Weighted average exercise price, Beginning | $ / shares	$ 0.217	$ 0.203
Weighted average exercise price, Granted | $ / shares	0.718	0.310
Weighted average exercise price, Exercised | $ / shares	0.125	0.022
Weighted average exercise price, Forfeited | $ / shares	0.218	0.222
Weighted average exercise price, Ending | $ / shares	$ 0.337	$ 0.212
Two Thousand and Twenty Three Incentive Award Plan [Member]
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Ending	12,708,781
Number of Options, Excercisable	6,646,879